March 31, 1998

SEMI-ANNUAL
REPORT

CALVERT SOCIAL
INVESTMENT FUND

CALVERT SOCIAL
INVESTMENT FUND

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Calvert Group Web-Site
Address: http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by a prospectus.

CALVERT GROUP'S FAMILY OF FUNDS

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Managed Growth Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
NEW! CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWVF International Equity Fund
New Vision Small Cap Fund
New Africa Fund


Table of Contents
President's Letter                         1
A Note from the Chairman                   2
Portfolio Manager Remarks                  4
Statement of Net Assets                   12
Statement of Operations                   28
Statements of Changes in Net Assets       30
Notes to Financial Statements             34
Financial Highlights                      39


Dear Shareholders:

At the end of 1997, a financial crisis in the developing nations of Southeast Asia emerged as a threat to this historic bull market. Market pundits sounded the warning bell, and fund managers cautioned investors to check their expectations and confirm their objectives. However, as has been the case of late, each new precipice turns out to be a launching pad for a new flight upward.

Virtually every sector of the US equity market turned in double-digit returns for the first quarter of 1998. Looking beyond the US, most international markets also posted strong gains, notably the troubled Pacific Rim countries, which snapped back sharply, and the Western European markets of Germany, France and Great Britain. We're pleased to note that almost every Calvert Group fund also reported strong absolute and relative returns.

The strength of the global stock market is due in large part to the fundamental strength of major economies around the world. Favorable investment conditions of low inflation and an expanding economy have so far helped the market work through concerns for the consequences of Southeast Asia's financial troubles and worries that companies' earnings growth may not be as robust.

This protracted bull market has shown us time and again that its strength should not be underestimated. For investors, its ability to defy prediction reinforces the soundness of a long-term approach that focuses on investors' goals rather than short-term market trends.

Thank you for choosing Calvert Group. We appreciate your business and your confidence in our investment programs.

Sincerely,



Barbara J. Krumsiek
President and CEO

April 24, 1998

Dear Investors:
Announcing Calvert Social Investment Fund Managed Index Portfolio
Strong financial returns have continued these past six months. Indeed, market index funds have outperformed most money managers these past few years. Generally, professional managers are concerned with risk control as well as upside performance and may do better than the indices in flat or down markets. For those who are interested in more risk and who want the benefits of a socially-screened portfolio, we are pleased to announce the Calvert Social Investment Fund Managed Index Portfolio, the first socially-screened index fund designed to track a recognized stock market index.

The financial market's continued exuberance has confounded many including me. The low commodity prices and low wage increases have allowed profits to grow, a situation that may not last long. Stay diversified.

Umbono Investment
Your Fund was the first mutual fund to choose not to invest in South Africa during the apartheid era and one of the first to make a sizable investment after sanctions were lifted enhancing the black empowerment movement. Umbono (which means "vision" in Zulu) invests in a diversified series of companies with a mission to promote the "New South Africa." As a shareholder, we helped select the current management which pairs the first black South African Rhodes scholar with a successful white South African. This partnership between the two has been wonderful and bodes well for what is possible. Also, our investment has been a top performer for the past six months.

SEC Wars
One of the Fund's main activities is monitoring our companies for financial and social performance. We have leverage with these companies because of our ability to file shareholder resolutions on matters like employment or environmental practices which can foster debate among stakeholders. The SEC proposed limiting our right to use this tool. Together with other social investors we were able to mount a campaign to keep our shareholder right to open dialogue. Our website (www.calvertgroup.com) has a new section explaining the shareholder resolution and proxy voting process.

Worklinks
On March 19th, Calvert Group created the first ever Worklinks job fair, attended by over 1,200 job seekers in the Washington, D.C. area. Worklinks' goal was to link the economically disadvantaged with employers. Many of the businesses present have already begun interviewing prospective workers. In addition, the State of Maryland has recognized Calvert Group for its leadership in moving Maryland families from welfare to work.

Please take pride in our accomplishments as well as in our special equities and high social impact investment programs. Mutual funds are rarely considered vehicles for social innovation and these activities could never have happened without your support.

Sincerely,



D. Wayne Silby
Chairman, Board of Trustees

April 29, 1998

Calvert Adds Investor Education Section to Website

Calvert Group has launched a new segment on its website designed to help shareholders and the public better understand the shareholder resolution process and explain how they can participate. The site provides in-depth coverage of two key social issues being debated this proxy season - climate change and labor and human rights standards. We have posted the shareholder resolutions for a few companies, along with their responses. In addition, we have included a "Speak Out" section where visitors can voice their opinions about these two issues. We encourage you to visit this new addition to our site at: http://www.calvertgroup.com/sr/ proxy/proxy.htm. We hope you will use this information to join the debate on these issues in corporate boardrooms across America.

Special Equities

We continue to see exciting social and financial results from our early stage investment program. Highlights in the past six months include the successful public offering of Quadrant Healthcare, a young British company developing novel ways to stabilize and deliver vaccines and other life saving drugs. Quadrant expects their technology will eventually enable components of whole blood to be stored without refrigeration, a major advance for health and welfare in the developing world. The Fund recently invested in Seventh Generation, a market leader in environmentally friendly household products.

High Social Impact Investments

Finally, the Fund takes pride in the one percent of assets that we invest at less-than-market returns in community initiatives. The Managed Growth Portfolio has been successfully making high social impact investments since 1990 and we have now expanded that program to the Equity and Bond Portfolios. One such investment is the Washington, D.C.-based Housing Assistance Council (HAC). Through an innovative program in Anthony, Texas, HAC is able to trade hours for dollars and help families like the Davillas afford home ownership. Instead of requesting money, HAC required the Davillas to labor for 300 hours a month for five months alongside professional builders on the construction of their own home. Today, the Davillas are living in the home they helped build.

For more complete information on the Calvert Social Investment Fund Managed Index Portfolio, call your financial advisor or Calvert Group for a prospectus or visit our website. Read it carefully before you invest.

Money Market Portfolio Statistics
March 31, 1998

Annualized Total Returns

                          6 Months ended
                          3/31/98          9/30/97
Money
Market Portfolio          5.05%            4.98%
Lipper Money
Market Funds Average      4.95%            4.96%

Maturity Schedule

                          Weighted Average
                          3/31/98          9/30/97
                          50 days          23 days



Portfolio Quality Structure

First Tier 100%




All securities in Calvert Group money market funds are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Rating Organizations. Second Tier Securities are eligible securities not in the First Tier.

BETH BUNNELL HUNTER
OF CALVERT ASSET MANAGEMENT COMPANY

What were the broader economic trends that set the stage for credit market performance during this period@

The Federal Reserve maintained a neutral monetary policy, neither raising nor lowering interest rates. The domestic economy continued to expand and market observers remained focused on efforts to predict any dampening effect the Asian financial crisis may have on the economy's second and third quarter output. The relative impact of these two factors on inflation will determine the Fed's next move.

How did these events affect the money markets@

The strong domestic economy created some difficulties for money market managers. First, stock market investors' gains have boosted tax payments and allowed the Treasury to pay down government debt on a rolling basis. This has meant fewer new Treasury securities have been issued. Level demand in the face of decreasing supply has caused prices to rise and yields to decline. (Bond yields and prices move in opposite directions.)

While this Portfolio does not invest in Treasury securities, Treasury securities are the foundation from which yields on other securities are determined. Thus, the downward pressure on Treasury yields has carried over to yields on commercial paper, government agency issues and the other short-term securities that form the bulk of our investment universe.

Second, low long-term financing rates have added even more pressure to short rates. In the current environment, corporate borrowers have been able to lock-in very low rates by issuing long-term debt securities. Just as consumers have been taking advantage of the low rates by refinancing their mortgages, corporations are issuing longer term bonds at near record lows. This has allowed them to cut back on their issuance of short-term debt, and, again, the lack of supply has driven yields on short-term securities lower.

How has the Money Market Portfolio performed in this environment@

With inflation at 30-year lows, real short-term interest rates are currently very attractive compared to yields on longer maturity investments. We are pleased with the Portfolio's above-average performance in this environment.

What steps did you take to enhance yields@

We continued to invest heavily in variable rate demand notes because the returns are greater than those provided by other types of money market eligible securities. These high-quality issues are generally made up of an underlying corporate bond, a bank's credit enhancement and a put feature, which allows the buyer (in this case, the Portfolio) to demand payment from the bond remarketer with seven days notice. We get more yield without taking on significantly more credit risk.

What's your near-term outlook for interest rates@

Over the course of the second and third quarters, a more clear consensus on the direction of the economy is likely to emerge and the bond market will begin to price in expectations of the Fed's next move. However, over the near-term we still anticipate that trends such as the continuing Treasury pay-down are likely to affect money market rates relative to the federal funds rate, regardless of whether that rate goes up or down in the months ahead.

April 24, 1998

Portfolio Quality Structure

Money Market Portfolio Statistics
March 31, 1998

Average Annual Total Returns

                          as of 3/31/98
One year                  5.01%
Five year                 4.36%
Ten year                  5.31%
Since inception           6.24%
(10/21/82)

Long-Term Performance
Change in value of $10,000 investment.




Total return assumes reinvestment of dividends.
Past performance is no guarantee of future results.

GREG HABEEB
OF CALVERT ASSET MANAGEMENT COMPANY

How would you characterize the economy and trends in interest rates during this period@

The US economy continued to expand at a robust rate, driven by strong consumer spending and a vigorous housing market. First quarter GDP was expected to be in the 2% annualized range, then revised upwards to about 31/2% annualized. Tight labor markets caused wages to rise, but there was no measurable buildup of pricing pressures at the consumer level. This was likely due to imported deflation in the form of lower prices for energy, information technology products and other consumer goods as a result of excess capacity and the sharp devaluation of currencies in Asia.

The Federal Reserve maintained its neutral stance by not intervening to push rates either higher or lower. Yields on long-term taxable securities trended lower through 1997 and into 1998, largely owing to the Asian financial crisis. The possibility that Asia's woes could act to slow the domestic economy caused investors to adjust their expectations for the next Fed move from tightening to no action.

Was the Portfolio well positioned to benefit from the decline in yields@

Yes. We had lengthened maturity based on our outlook for continued low inflation and thus benefited more from the decline in rates than our more conservative peers. Our six- and 12-month returns were above the average returns for a universe of similar funds.

The Portfolio's high standards for social responsibility disallow investment in US Treasury securities. Was this positive or negative for performance@
The Asian currency crisis brought about a "flight to quality," pushing yields on Treasuries severely below those for comparable maturity corporate bonds. Bond yields and prices move in opposite direction, thus prices for the Portfolio's corporate holdings did not appreciate as fully.

The spread between Treasury and corporate yields was greatest during the fourth quarter of 1997. At that point, investors' appetite for non-Treasuries was so poor that corporations postponed issuance. Pent-up supply came to the market in the first quarter of 1998 when treasury rates hit a three-year low. This record issuance was well received, and the wider corporate yield spreads that had persisted through the previous quarter narrowed somewhat. Once stability and liquidity returned to the market, we were able to pursue our strategy of relative value trading, where we look to identify and exploit potentially profitable swap opportunities among sectors and industries. Successes here helped to offset the negative effects of wider yield spreads.

What's your near-term outlook for the bond market@

The Fed seems determined to wait until there is clear evidence that the economy is overheating before making any move to push rates higher. Bonds will likely trade in a range until the Fed makes a move. Our longer term view is positive and based on expectations for continued low inflation, which decreases likelihood that the Fed will need to take dramatic steps to reign in the economy, and the government's continued ability to finance debt with current revenues, which leads to reduced Treasury issuance and tighter supply of fixed-income securities.

April 24, 1998

Bond
Portfolio Statistics
March 31, 1998

Investment Performance

                          6 Months      12 Months
                          ended            ended
                          3/31/98          3/31/98
Bond Portfolio            4.26%            12.09%
Lehman Aggregate
Bond Index TR             4.55%            11.99%
Lipper Corporate
Debt Funds
A Rated Average           4.15%            11.63%

Maturity Schedule

                          Weighted Average
                          3/31/98          9/30/97
                          12 years         14 years

SEC Yields

                          30 days ended
                          3/31/98          9/30/97
                          4.67%            4.77%


Portfolio Quality Structure

A           56%
AAA          4%
AA           8%
NR           4%
BBB         25%
BB           3%





Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge.

TR represents total return.

Source:  Lipper Analytical Services, Inc.

BOND
PORTFOLIO STATISTICS
March 31, 1998

Average Annual Total Returns

                          as of 3/31/98
One year                  7.89%
Five year                 5.33%
Ten year                  7.94%
Since inception           8.26%
(8/24/87)

Performance Comparison
Comparison of change in value of $10,000 investment.


Line graph here showing comparison of funds from 4/1/88 to 3/31/98

CSIF Bond Portfolio                   $21,470
Lehman Aggregate Bond Index TR        $23,550
Lipper Corp. Debt Funds A Rated Index $23,090


Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 4.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.

CAMCO
VICE PRESIDENT
OF EQUITIES, JOHN NICHOLS

How did the Portfolio perform relative to its peer group@

The seemingly unstoppable bull market in stocks and continued low interest rates allowed the Portfolio to report strong returns for the six- and 12-month periods ending March 31, 1998. The Portfolio's returns for both periods were well ahead of returns posted for the average balanced fund.

What were the key factors determining performance for the Portfolio's equity and fixed-income investments@

The economy continued to expand without appearing to trigger higher inflation at the consumer level. This kept the Federal Reserve from taking steps to raise interest rates. Events in Asia also played a role. Most Southeast Asian currencies were severely devalued. This jolted the US stock market as it jeopardized profits for US companies doing business abroad and raised fears that these countries would attempt to export their way out of the financial crisis and flood markets with low-priced goods. The market settled down in the first quarter of 1998, as companies reported that gains in Europe and the US were working to offset losses due to weakness in Asia.

Which stock and bond market sectors turned in the biggest gains@

Declining interest rates pushed bond prices higher. Treasuries outperformed corporates in a "flight to quality" rally. Large-cap stocks continued to outperform small- and medium-sized companies. Industry groups leading the market's advance in the last quarter of 1997 were utilities, communication services, consumer staples, healthcare and financials. Strong returns were more narrowly concentrated in the first quarter of 1998, with the technology, communication services, consumer cyclicals and healthcare sectors pulling ahead.

What approach did the Portfolio's equity managers take@

Brown Capital Management continued to focus on stocks in the health care, financial services and technology industries. NCM Capital Management has maintained healthy exposure to the financials, technology and consumer staples groups. With many stocks in these sectors appearing overvalued, NCM is looking to slightly reduce their sector bets and make strong stock selection their primary focus. The Portfolio's best performers included the software companies, Parametric Technology, Microsoft and HBO & Company; wireless phone specialist, Ericsson; grocery store chain, Kroger; paper goods manufacturer, Fort James and the phone companies, Century Telephone and Ameritech.

What should investors expect from the stock and bond markets in the months ahead@

I think investors have reason to be optimistic, but cautiously so. The underpinnings for stock and bond markets are solid. We point to low interest rates, low inflation and strong cash flows. However, stocks can't move up forever. At some point, we expect to see a return to more historically typical gains - in the range of 10% a year. The fallout from problems in Asia, a rise in interest rates or companies' inability to meet earnings expectations could be the catalyst for such an event. Given the strength of this bull market and the protracted rise in stock prices, the ability to find attractively priced issues will become even more difficult in the months ahead. The Portfolio's active management style should help us identify promising opportunities and steer clear of overpriced sectors and securities.

April 24, 1998

MANAGED GROWTH PORTFOLIO STATISTICS
March 31, 1998

Average Annual Total Returns

                          Class A Shares
                          as of 3/31/98
One year                  26.01%
Five year                 10.74%
Ten year                  10.36%
Since inception           11.87%
(10/21/82)

                          Class C Shares
                          as of 3/31/98
One year                  30.87%
Since inception           12.35%
(3/01/94)

Performance Comparison
Comparison of change in value of $10,000 investment.

Line graph here showing comparison of funds from 4/1/88 to 3/31/98

CSIF Bond Portfolio                   $26,780
Lehman Aggregate Bond Index TR        $23,550
S&P 500 Index Monthly Reinvested      $56,549
Lipper Balanced Funds Index           $34,814








Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 4.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in Class C shares would be different.

Managed Growth Portfolio Statistics
March 31, 1998

Investment Performance

                          6 Months       12 Months
                          ended            ended
                          3/31/98          3/31/98
Managed
Growth Portfolio          10.48%           32.29%
Lehman Aggregate
Bond Index TR             4.55%            11.99%
S&P 500 Index
Mthly. Reinvested         17.21%           47.96%
Lipper Balanced
Funds Average             8.92%            28.13%

Ten Largest Holdings

                                           % of Net Assets
Repurchase Agreement                       2.22%
Umbono Investment Corp    .2.09%
Cardinal Health, Inc.                      1.59%
Home Depot                                 1.36%
BMC Software, Inc.                         1.34%
Microsoft Corp.                            1.29%
American International
Group, Inc.                                1.27%
Xerox Capital Trust I,
8.00%, 2/1/27                              1.26%
Oracle Systems Corp.                       1.22%
BNP US Funding LLC
7.738%, 12/31/49                           1.16%
Total                                      14.80%


Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge.

TR represents total return.

Source:  Lipper Analytical Services, Inc.

New subadvisors assumed management of the equity portion of the Portfolio effective July, 1995.

PHIL SCHETTEWI
OF LOOMIS, SAYLES & COMPANY

Can you give us the details behind the market's recent advance@

We look at the stock market's performance during the six months covered by this report as two distinct time periods: the final three months of 1997 and the first three months of 1998. Economic turmoil in Asia dominated investors' attention in the latter part of 1997. As currencies and financial markets in Far East Asia collapsed, many investors indiscriminately sold the stocks of companies seen as most exposed to this region for fear that earnings would be depressed by weakened demand and increased competition. Consequently, sectors such as technology, basic materials, capital goods and energy declined sharply. However, many stocks from these same sectors rebounded sharply in the first quarter of 1998 as it became evident that most of the bad news was already discounted in the share prices and Asia began to demonstrate signs of stabilization.

How did events in Asia affect the Equity Portfolio@

The Portfolio's performance was severely impacted by the Asian financial crisis. Our returns lagged those of the Standard & Poor's 500 Stock Index because we were more heavily exposed to a number of the sectors that declined sharply in the final quarter of 1997 as a result of the Asian weakness. We analyzed the effect weakness in Asia would have on the profits of our holdings under different scenarios and determined that many of these stocks were oversold even assuming the worst case. We decided to maintain our positions on the belief that prices would quickly move back to levels which better represented the stocks' true fundamental values. This is exactly what has happened so far in 1998, as investors realized many of these companies will be able to produce solid earnings growth despite weakness in Asia. Consequently, the Fund was able to achieve a return of 11.73% in just the past three months.


What other factors helped to determine the Portfolio's performance relative to its benchmark@

Another condition affecting our relative return was the fact that the S&P
500's fifty largest stocks continued to outperform the overall market. This severe stratification of market returns was partly due to events in Asia, which caused investors to seek shelter in the biggest and best known companies.

What is your outlook for the remainder of 1998@

We remain bullish on the equity market. The recent signs of stabilization in Asia, strong earnings growth, low inflation and solid demand for equities are all encouraging. Economic strength in the US and Europe will likely offset the weakness in Asia, allowing earnings to continue to grow. Inflation should remain in check given the decline in oil prices and lower prices on goods exported from Asia. This makes it less likely the Federal Reserve would raise interest rates in the near future, which is positive for stocks. However, given the gains of the market over the past several years and current valuations, stock selection remains critical.

April 24, 1998

EQUITY
PORTFOLIO STATISTICS
March 31, 1998

Average Annual Total Returns

                          Class A Shares
                          as of 3/31/98
One year                  27.80%
Five year                 10.51%
Ten year                  10.87%
Since inception           9.57%
(8/24/87)

                          Class C Shares
                          as of 3/31/98
One year                  32.83%
Since inception           12.26%
(3/01/94)

Performance Comparison
Comparison of change in value of $10,000 investment.

Line graph here showing comparison of funds from 4/1/88 to 3/31/98

CSIF Equity Portfolio                 $28,063
S&P 500 Index Monthly Reinvested      $56,549
Lipper Growth Funds Index             $46,621



Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 4.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in Class C shares would be different.

Equity
Portfolio Statistics
March 31, 1998

Investment Performance

                          6 Months      12 Months
                          ended            ended
                          3/31/98          3/31/98
Equity Portfolio          7.69%            34.17%
S&P 500 Index
Mthly. Reinvested         17.21%           47.96%
Lipper Growth
Funds Average             11.55%           42.90%

Ten Largest Stock Holdings

                                           % of Net Assets
Gateway 2000, Inc.                         3.75%
Kroger Co.                                 3.70%
Black & Decker Corp.                       3.57%
Praxair, Inc.                              3.53%
EMC Corp.                                  3.35%
Masco Corp.                                3.18%
Applied Materials, Inc.                    3.03%
Healthsouth Corp.                          2.97%
Federated Dept. Stores, Inc.               2.97%
FDX Corp.                                  2.85%
Total                                      32.90%




Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge.

TR represents total return.

Source:  Lipper Analytical Services, Inc.

New subadvisors assumed management of the equity portion of the Portfolio effective February, 1994.

MONEY MARKET PORTFOLIO
Statement of Net Assets
March 31, 1998

U.S. Government Agencies                             Principal
and Instrumentalities - 12.1%                        Amount             Value
Federal Home Loan Bank, 5.56%, 6/5/98                $5,000,000    $4,949,806
Federal National Mortgage Assn., 5.40%, 5/11/98      5,000,000      4,970,000
Student Loan Marketing Assn.:
     5.564%, 6/18/98                                 3,000,000      2,999,781
     5.79%, 9/16/98                                  5,000,000      5,001,088
     5.72%, 11/20/98                                 3,000,000      2,998,886

     Total U.S. Government Agencies and Instrumentalities
     (Cost $20,919,561)                                            20,919,561

Certificates of Deposit - 3.6%
Bank of Cherokee County, 5.50%, 4/22/98 ^            100,000          100,000
Broadway Federal Savings & Loan, 5.20%, 8/20/98^     100,000          100,000
Community Bank of the Bay, 5.45%, 10/7/98 ^          100,000          100,000
Community Capital Bank, 4.95%, 1/20/99 ^             100,000          100,000
Elk Horn Bank & Trust, 5.43%, 12/18/98 ^             100,000          100,000
Family Savings Bank, 5.40%, 8/20/98 ^                100,000          100,000
First Community Bank, 5.10%, 4/22/98 ^               100,000          100,000
Founders National Bank, 5.30%, 8/28/98 ^             100,000          100,000
Seaway National Bank Chicago, IL, 5.20%, 1/27/99^    100,000          100,000
Self Help Credit Union, 5.60%, 7/16/98 ^             100,000          100,000
Shore Bank &Trust, 5.35%, 12/18/98 ^                 100,000          100,000
Societe Generale, 5.70%, 3/23/99                     5,000,000      4,997,664
South Shore Bank of Chicago, 5.60%, 10/30/98 ^       100,000          100,000

Total Certificates of Deposit (Cost $6,197,664)                     6,197,664

Commercial Paper - 12.3%
Harnischfeger Industries, 5.90%, 4/30/98             8,000,000      7,961,978
National Australia Funding, 5.36%, 6/12/98,
     GA:  National Australia Bank                    2,000,000      1,978,560
Princeton University, 5.43%, 5/6/98                  4,500,000      4,476,244
Northwestern University:
     5.405%, 5/4/98                                  2,000,000      1,990,091
     5.490%, 6/18/98                                 5,000,000      4,940,525

Total Commercial Paper (Cost $21,347,398)                          21,347,398

Corporate Taxable Note - 2.9%
First National Bank of Chicago, IL, 5.52%, 2/16/99   5,000,000      4,993,227

Total Corporate Taxable Note (Cost $4,993,227)                      4,993,227

                                                     Principal
Taxable Variable Rate Demand Notes - 51.9%Amount     Value
ABAG Financing Authority for Nonprofit
Corporations
     CA COPs VRDN, 6.20%, 10/1/27,
     LOC:  Banque National de Paris                  $6,155,000      $6,155,000
Aspen Institute Inc. VRDN, 5.7875%, 12/1/04,
     LOC:  First National Bank of Maryland           1,160,000       1,160,000
Barton Healthcare LLC VRDN, 5.75%, 2/15/25,
     LOC:  American National Bank & Trust            1,300,000       1,300,000
Berks County PA Industrial Development
Authority Revenue
     VRDN, 5.80%, 6/1/15, LOC:  Corestates           2,250,000       2,250,000
Betters Group LP VRDN, 5.75%, 2/1/12,
     LOC:  Century National Bank & Trust
, Confirming
     LOC: Mellon Bank                                1,890,000       1,890,000
California Statewide Community Development
 Revenue VRDN,
     6.00%, 7/1/27, LOC:  Sanwa Bank                 345,000         345,000
Colorado Health Facilities Authority VRDN,
5.85, 11/1/26,
     LOC: Kredietbank                                5,000,000       4,998,767
Colorado Health Facilities Authority VRDN,
5.75, 2/1/25,
     LOC: Kredietbank                                3,000,000       3,000,000
Episcopal Health Services, Inc. VRDN,
5.70%, 3/1/28,
     LOC:  Banque Paribas                            4,750,000       4,750,000
Gardena COPs VRDN, 6.20%, 7/1/25,
     LOC:  Sumitomo Trust & Banking,
     Confirming LOC: Dai-Ichi Kangyo Bank            8,500,000       8,500,000
IPC Industries, Inc. VRDN, 5.75%, 10/1/11,
     LOC: National Bank of Canada                    4,315,000       4,315,000
La Miranda CA Industrial Development
 Authority VRDN,
     5.75%, 12/1/26, LOC:  First National
Bank of Chicago                                      6,000,000       6,000,000
Liliha Partners Revenue VRDN, 5.80%, 8/1/24,
     LOC:  First Hawaiian Bank                       8,000,000       8,000,000
Memphis Center Finance Corp. MFH Revenue
 VRDN,
     6.10%, 11/1/30, LOC: National Bank
 of Commerce TN                                      285,000         285,000
Mississippi Business Financial Corporation
     Industrial Development Revenue VRDN,
     5.95%, 5/1/12, LOC:  Mercantile Bank            3,400,000       3,400,000
Montgomery County KY Industrial Building
 Revenue VRDN,
     5.75%, 8/1/06, LOC: Fleet Bank                  1,981,000       1,981,000
Montgomery County PA Industrial Development
 Authority
     Revenue VRDN, 5.80%, 3/1/10, LOC:
Corestates                                           520,000         520,000
Mt Vernon Industrial Economic Development
 Revenue VRDN,
     6.05%, 7/1/07, LOC:  Citizens National
 Bank of Evansville,
     Confirming LOC:  Suntrust Bank                  1,135,000       1,135,000
Mt Vernon Industrial Solid Waste Disposal
Revenue VRDN,
     6.05%,7/1/07, LOC: Citizens Nationa
 Bank of Evansville,
     Confirming LOC: Suntrust Bank                   1,000,000       1,000,000
New Jersey Economic Development Authority,
 5.65%, 8/1/14,
     LOC:  Fleet Bank                                1,360,000       1,360,000
Physicians Plus Medical Group VRDN,
 5.75%, 8/1/16,
     LOC:  Marshall & Ilsley Bank                    7,669,000       7,669,000
Pleasant Hill CA Redevelopment Agenecy
VRDN,
     5.75%, 8/1/26, LOC:  Heller Financial,
     Confirming LOC:  Commerze Bank, AG              300,000         300,000

Taxable Variable Rate Demand Notes                    Principal
(Cont'd)                                             Amount        Value
Sault Sainte Marie Tribe Building Authority
 Revenue VRDN,
     6.31%, 6/1/03, LOC:  First America
Bank of Michigan                                     $6,090,000    $6,090,000
St Josephs County MFH VRDN, Corby
Apartments,
     5.79%, 6/1/27, LOC:  Federal Home
 Loan Bank                                           345,000       345,000
St Josephs County MFH VRDN, Pin Oak
Apartments,
     5.79%, 6/1/27, LOC:  Federal Home
Loan Bank                                            940,000       940,000
St Josephs County MFH VRDN, West Manor
  Apartments,
     5.79%, 6/1/27, LOC:  Federal Home
 Loan Bank                                           720,000       720,000
St. Paul MN Port Authority Industrial Revenue
VRDN,
     6.00%, 6/1/11, LOC:  US Bank N.A.               815,000       815,000
Texas St., Texas Veterans Land, 5.72%, 12/1/27,
TOA: Citibank                                        8,000,000     8,000,000
W.L. Petrey Wholesaling, Inc. VRDN,
 5.75%, 3/1/08,
     LOC:  Southtrust Bank of Alabama                2,670,000     2,670,000

     Total Taxable Variable Rate Demand
 Notes (Cost $89,893,767)                                          89,893,767

Repurchase Agreements - 15.8%
Donaldson Lufkin Jenrette, 6.00%, dated 3/31/98,
due 4/1/98
     (Collateral: $28,117,789 Sallie Mae MTN,
5.57%, 3/17/00)                                      27,500,000    27,500,000

     Total Repurchase Agreements
 (Cost $27,500,000)                                                27,500,000

     TOTAL INVESTMENTS
(Cost $170,851,617) 98.6%
170,851,617
     Other assets in excess of liabilities - 1.4%                  2,446,572
     Net Assets - 100%
$173,298,189

Net Assets Consist of:
Paid-in-capital applicable to 173,338,179 shares
of beneficial
     interest; unlimited number of no par value
 shares authorized                                                $173,316,093
Undistributed net investment income                                11,890
Accumulated net realized gain (loss) on investments                (29,794)

     Net Assets                                                   $173,298,189

     Net Asset Value Per Share                                     $1.00





See notes to financial statements.

MANAGED GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
March 31, 1998

                                                     Principal
Certificates of Deposit - 0.1%                       Amount          Value
Blackfeet National Bank, 5.75%, 11/13/98 ^           $92,000         $91,622
D. Edward Wells Federal Credit Union, 5.00%,
11/20/98 ^                                           50,000          47,795
First American Credit Union, 5.75%,
12/23/98 ^                                           92,000          91,559
Mission Area Federal Credit Union, 4.95%,
11/18/98 ^                                           50,000          49,796
New Alternative Federal, 5.25%, 11/18/98 ^           50,000          48,596
Northeast Community Federal Credit Union,
     5.00%, 11/18/98 ^                               50,000          49,815
South Shore Bank of Chicago:
     5.55%, 12/6/98 ^                                100,000         99,554
     5.30%, 2/9/99                                   350,000         348,439

     Total Certificates of Deposit
(Cost $834,000)                                      827,176

Convertible Debenture Bonds - 0.0%
Evergreen Solar, 8.00%, 12/23/98 *                   150,000         149,700
WorldWater, Inc., 9.00%, 9/28/97 * @                 150,000         45,000

     Total Convertible Debenture Bonds
(Cost $300,000)                                                      194,700

Community Loan Notes - 0.7%
Accion International Corp., 4.00%, 1/13/00           250,000         238,490
Accion US Bridge Fund, 4.00%, 1/12/01                100,000         95,396
Boston Community Loan Fund, 4.50%, 1/12/01           500,000         478,730
Cascadia Revolving Fund, 4.00%, 4/7/98               75,000          74,889
Chicago Community Loan Fund, 4.50%, 6/30/98          75,000          73,884
Coastal Enterprises, Inc., 4.50%, 6/30/99            100,000         98,589
Community Reinvestment Fund:
     4.00%, 4/5/00                                   100,000         94,145
     6.35%, 6/1/15                                   100,000         89,718
Co-op Fund of New England, Inc., 4.00%, 1/13/00      105,000         100,166
Delaware Valley Community Reinvestment Fund,
     4.00%, 6/30/99                                  75,000          73,862
Eastside Community Investment, 4.00%, 4/5/00 @       100,000         50,000
Ecumenical Development Corp., 5.00%, 12/31/01        100,000         96,097
Enterprise Loan Fund, 3.50%, 6/30/98                 50,000          49,142
Environmental Enterprises, Inc., 4.50%, 6/28/99      125,000         123,236
First State Community Loan Fund, 4.00%, 1/15/99      25,000          23,849
Foundation for International Community Asst.,
     3.50%, 4/30/01                                  50,000          49,698
Housing Assistance Council, 4.50%, 6/30/02           75,000          73,942
Institute for Community Economics:
     4.50%, 10/1/01                                  250,000         243,118
     4.50%, 1/13/00                                  150,000         143,619
Interfaith Housing Delaware, 4.50%, 12/31/98 @       50,000          40,000

                                                     Principal
Community Loan Notes (Cont'd)                        Amount          Value
Low Income Housing Fund:
     4.00%, 1/13/99                                  $50,000         $47,698
     3.50%, 9/30/99                                  100,000         96,807
Manna, Inc., 4.50%, 9/30/02                          250,000         243,118
Michigan Housing Trust, 4.50%, 6/28/99               100,000         98,589
Micro Industry Credit Rural Corp., 4.50%, 1/13/99    100,000         95,746
Minnesota Non Profit Assistance Fund, 3.50%,
4/7/00                                               200,000         187,380
National Fed of Community Development
Credit Union,
     3.00%, 4/7/98                                   300,000         299,496
New Hampshire Community Loan Fund, 4.00%,
 7/15/99                                             250,000         245,055
New Mexico Community Loan Fund, 4.50%,
 6/30/98                                             25,000          24,628
Nonprofit Facilities Fund, 4.50%, 6/30/99            100,000         98,589
North Country Co-op Development Fund, 4.50%,
 1/12/01                                             100,000         95,746
Northeast Entrepreneur Fund, 3.50%, 6/30/98          50,000          49,143
Northeast South Dakota Energy Conservation Corp.,
     4.50%, 1/13/99                                  25,000          23,936
Opportunity International, 3.50%, 9/30/99            100,000         96,807
Saint Ambrose Housing Center, 4.50%, 3/31/99         25,000          23,654
Vermont Community Loan Fund, 4.00%, 4/30/01          200,000         198,868
Washington Area Community Investment Fund,
     4.50%, 12/31/01                                 317,000         303,515
Western Massachusetts Enterprise Fund,
4.50%, 9/30/98                                       50,000          48,581
Women's Self-Employment Loan Fund,
4.50%, 9/30/98                                       50,000          48,581

     Total Community Loan Notes *
 (Cost $4,847,000)                                                   4,636,507

Corporate Bonds - 32.9%
Advanta Corp., 7.05%, 7/30/99                        3,000,000       2,884,650
AGL Capital Trust, 8.17%, 6/1/37                     7,000,000       7,277,200
Alco Capital Resources, Inc., 6.94%, 3/27/01         3,000,000       3,067,260
American General Finance Corp., 6.875%, 1/15/00      3,540,000       3,591,542
American Re Corp., 7.45%, 12/15/26                   3,000,000       3,227,460
Aristar, Inc., 6.30%, 10/1/02                        3,000,000       2,997,090
Atlantic Mutual Insurance Co., 8.15%, 2/15/28        4,000,000       4,003,828
Bank of Scotland (Governor & Co. of), 7.00%,
12/1/49                                              5,500,000       5,506,980
Bankboston Capital Trust III, 6.4375%, 6/15/27       3,130,000       3,068,621
Bankers Trust New York, 7.25%, 10/15/11              2,000,000       2,071,920
BNP US Funding LLC, 7.738%, 12/31/49                 8,500,000       8,486,026
Cigna Corp., 6.375%, 1/15/06                         5,000,000       4,935,350
Clean Air Cab, 6.00%, 12/31/98 * @                   250,000         10,000
Conseco Finance Trust II, 8.70%, 11/15/26            680,000         756,173
Conseco Finance Trust III, 8.796%, 4/1/27            2,500,000       2,818,575
Conseco, Inc., 6.40%, 2/10/03                        2,000,000       1,989,700
Credit Suisse First Boston, 7.90%, 4/29/49           5,000,000       5,240,040
Crescent Real Estate Equities, 6.625%, 9/15/02       5,000,000       4,896,700
First Chicago Corp., 6.70%, 3/15/02                  3,000,000       3,050,250
         First Data Corp., 6.625%, 4/1/03            4,000,000       4,074,440
First Union Corp., 6.40%, 4/1/08                     4,000,000       3,988,920
Fuji Bank, Ltd., 9.87%, 12/31/49                     4,000,000       3,975,000
Goldman Sachs Group LP:
     6.20%, 12/15/00                                 2,000,000       2,002,200
     7.875%, 1/15/03                                 6,000,000       6,353,292
     6.625%, 12/1/04                                 5,000,000       5,045,100

                                                     Principal
Corporate Bonds (Cont'd)                             Amount          Value
Greenpoint Capital Trust, 9.10%, 6/1/27              $4,960,000      $5,426,339
Greentree Financial Corp., 6.50%, 9/26/02            2,000,000       1,890,600
Harcourt General, Inc., 7.20%, 8/1/27                5,500,000       5,471,290
Homeside Lending, Inc., 6.86%, 7/2/01                7,055,000       7,177,122
Hospitality Properties Trust, 7.00%, 3/1/08          1,400,000       1,376,550
Household Finance Corp., 8.375%, 11/15/01            1,500,000       1,603,530
HSB Capital I, 6.50%, 7/15/27                        2,000,000       1,981,860
Ikon Capital Resources, Inc.:
     6.27%, 7/19/99                                  5,000,000       5,019,200
     5.90%, 1/12/00                                  4,000,000       3,983,880
International Lease Finance Corp., 5.75%, 1/15/03    3,000,000       2,940,720
Interpool, Inc., 6.625%, 3/1/03                      7,000,000       6,938,960
ITT Hartford Group, Inc., 7.30%, 11/1/15             4,000,000       4,102,800
Localiza Rent A Car, 10.25%, 10/1/05                 500,000         430,000
Long Island Savings Bank, 7.00%, 6/13/02             2,500,000       2,551,025
Mark IV Industries, Inc., 7.50%, 9/1/07              6,000,000       6,000,000
Mckesson Corp., 6.55%, 11/1/02                       4,000,000       4,031,520
Medpartners, Inc., 6.875%, 9/1/00                    7,000,000       6,612,200
Mellon Financial Co., 6.00%, 3/1/04                  2,000,000       1,970,140
Merita Bank, Ltd., 7.15%, 12/29/49                   500,000         506,007
Meyer Fred, Inc., 7.375%, 3/1/05                     2,000,000       1,995,000
National Association of People with AIDS,
     10.00%, 1/31/98 * @                             250,000         25,000
National Australia Bank Ltd., 6.40%, 12/10/07        2,500,000       2,514,375
Nationsbank Corp., 5.375%, 4/15/00                   1,600,000       1,581,872
NCB Affordable Housing/Market Rate Cooperative
 First
Mortgage Certificates Series 1993-3 B, 7.50%,
1/1/992,592,435                                      2,644,284
Nomura Asset Securities Corp., 6.25%, 3/15/30        3,000,000       3,015,937
Pacific Bell, 8.70%, 6/15/01                         3,000,000       3,231,540
Penney (J.C.), Inc.:
     6.95%, 4/1/00                                   3,500,000       3,559,430
     7.25%, 4/1/02                                   4,250,000       4,411,160
Picturetalk, Inc., 8.00%, 3/13/99 *                  500,000         471,550
Poland Partners, 5.875%, 4/13/04 *                   515,295         352,483
Prime Property Funding II, 6.80%, 8/15/02            4,000,000       4,033,600
Puget Sound Energy, 6.23%, 7/11/02                   4,603,014       4,613,094
Riggs Capital II, 8.875%, 3/15/27                    2,300,000       2,480,849
Sage Bruno, 6.00%, 12/31/99 *                        125,000         125,000
Security Benefit Life Co., 8.75%, 5/15/16            3,000,000       3,371,052
Seventh Generation, 10.85%, 6/30/02 *                100,000         100,000
Socgen Real Estate Co., 7.64%, 12/29/49              7,500,000       7,435,290
Sun Life Canada Capital Trust I, 8.526%, 5/29/49     1,000,000       1,077,790
Swedbank Sparbank Svenge, 7.50%, 9/27/49             4,000,000       4,013,704
Time Warner Pass Thru Asset Trust, 4.90%, 7/29/99    2,740,000       2,691,140
12th Street Historic Rehabilitation Associates
 Mortgage,
     10.75%, 4/15/99 * @                             358,721         89,680
Venturecor, Inc. VRDN, 6.70%, 5/15/35                7,700,000       7,700,000
Xerox Capital Trust I, 8.00%, 2/1/27                 8,775,0009,     211,205
Zurich Capital Trust, 8.376%, 6/1/37                 3,500,000       3,799,075

     Total Corporate Bonds (Cost $239,778,365)                     239,876,170

                                                     Principal
Municipal Obligations - 2.3%                         Amount          Value
Chickasaw Nation COPs, 10.00%, 8/1/03 @              $5,855,000      $3,513,000
Maryland State Economic Development Corp.
Revenue Bonds:
     8.00%, 10/1/05                                  4,000,000       4,123,320
     8.625%, 10/1/19                                 3,750,000       4,424,737
San Mateo Redevelopment Agency Tax Allocation
     Refunding Bonds, 7.125%, 8/1/08                 1,415,000       1,439,522
Virginia Development Authority Revenue Bonds:
     7.40%, 7/1/06                                   1,000,000       1,034,100
     7.45%, 7/1/07                                   2,270,000       2,353,990

     Total Municipal Obligations
 (Cost $18,352,207)
                                                                    16,888,669

Repurchase Agreements - 2.2%
Donaldson Lufkin Jenrette, 6.00%, dated
3/31/98, due 4/1/98
(Collateral: $16,590,741 FNMA MTN,
5.95%, 3/9/01                                        16,200,000     16,200,000

     Total Repurchase Agreements (Cost $16,200,000)                 16,200,000

Limited Partnership Interest - 0.5%
Environment Allies Investment Trust                  50,000          26,433
Environment Private Equity Fund                      200,000         200,474
Global Environment Emerging Markets Fund             2               1,489,000
GEEMF Partners #                                     255,500         511,000
Hambrecht & Quist Environmental Technology
 Fund                                                500,000         328,019
HFG Expansion Fund I                                 125,000         60,578
Liberty Environmental Partners                       350,000         295,116
Poland Partners                                      264,000         600,536
Ukraine Fund                                         70,000          61,204
Utah Ventures                                        175,000         175,000

     Total Limited Partnership Interest *
 (Cost $2,583,909)                                                   3,747,360

Equity Securities - 61.9%                            Shares
Basic Industries - 0.3%
Sigma Aldrich                                        63,700          2,372,825

                                                                     2,372,825
Capital Goods - 4.7%
Avery Dennison Corp.                                 116,530         6,219,789
Belden, Inc.                                         107,800         4,514,125
Dover Corp.                                          59,800          2,272,400
Illinois Tool Works, Inc.                            76,700          4,966,325
Lear Corp. #                                         48,500          2,734,188
Miller Herman, Inc.                                  200             6,706
Sealed Air Corp. #                                   49,425          3,237,337
Solectron Corp. #                                    115,200         4,867,200
Tyco International, Ltd.                             98,600          5,386,025

                                                                    34,204,095

Equity Securities (Cont'd)                           Shares          Value
Communication Services - 2.2%
Ameritech Corp.                                      30              $1,483
Century Telephone Enterprises                        93,975          5,744,222
SBC Communications, Inc.                             142,040         6,196,495
Worldcom, Inc. #                                     100,800         4,340,700

                                                                    16,282,900

Consumer Cyclicals - 7.8%
Acxiom Corp. #                                       168,500         4,317,813
Autozone, Inc. #                                     163,100         5,525,012
Barnes & Noble, Inc. #                               60              2,340
Block H & R, Inc.                                    63,600          3,024,975
Caseys General Stores, Inc.                          136,600         2,185,600
Cendant Corp. #                                      68,325          2,707,378
Consolidated Stores Corp. #                          80,710          3,465,485
Dollar General Corp.                                 67,952          2,628,912
Fastenal Co.                                         91,800          3,981,825
Harley Davidson, Inc.                                58,400          1,927,200
Home Depot, Inc.                                     146,720         9,894,430
Jones Apparel Group, Inc. #                          55,000          3,028,437
New York Times Co.                                   37,700          2,639,000
Office Max, Inc. #                                   163,800         2,927,925
Omnicom Group                                        85,800          4,037,962
Penny (J.C.), Inc.                                   20              1,514
Real Goods Trading Corp. #                           125,000         630,859
Rouse Co.                                            126,800         3,994,200
Viking Office Products, Inc. #                       75              1,744

                                                                    56,922,611

Consumer Staples - 8.4%
Bestfoods                                            31,300          3,658,188
Cardinal Health, Inc.                                131,050          11,556,972
Colgate Palmolive Co.                                32,300          2,797,988
CVS Corp.                                            39,300          2,967,150
Dial Corp.                                           128,500         3,075,968
Fort James Corp.                                     91,575          4,195,280
Gillette Co.                                         54,800          6,504,075
Heinz H J Co.                                        93,300          5,446,388
Hershey Foods Corp.                                  56,000          4,011,000
Interstate Bakeries Corp.                            40              1,293
Kroger Co. #                                         117,400         5,422,412
Newell Company                                       86,700          4,199,531
Robert Half International, Inc. #                    77,900          3,739,200
Sysco Corp.                                          129,600         3,321,000

                                                                    60,896,445

Energy - 1.4%
Baker Hughes, Inc.                                   154,600         6,222,650
Cinergy Corp.                                        108,900         4,029,300

                                                                    10,251,950

Equity Securities (Cont'd)                           Shares          Value
Financial Services - 13.6%
Aflac, Inc.                                          52,800         $3,339,600
American International Group, Inc.                   73,268          9,227,189
Bank of Boston Corp.                                 38,650          4,261,162
Bank One Corp.                                       95,260          6,025,195
BankAmerica Corp.                                    55,700          4,602,212
Chase Manhattan Corp.                                39,400          5,314,075
Conseco, Inc.                                        100,600         5,696,475
Countrywide Credit Industries, Inc.                  59,400          3,159,338
Federal National Mortgage Assn.                      111,620         7,059,965
Franklin Resources, Inc.                             17,100          906,300
Greentree Financial Corp.                            168,500         4,791,719
Hartford Life, Inc.                                  93,800          4,367,563
MGIC Investment Corp.                                62,000          4,072,625
Nationsbank Corp.                                    36,800          2,684,100
PMI Group, Inc.                                      52,500          4,239,375
Price (T. Rowe) Associates, Inc.                     81,900           5,763,712
State Street Boston Corp.                            38,600          2,627,212
Sunamerica, Inc.                                     117,750         5,637,281
Umbono Investment Corp. # v                          28,464,190     15,262,300

                                                                    99,037,398

Media & Publishing - 0.0%
UOL Publishing, Inc. #                               25,080          250,800
                                                                     250,800

Pharmaceutical & Health Care - 7.1%
Aviron #                                             37,074          857,338
Boston Scientific Corp. #                            72,400          4,887,000
Calypte Biomed #                                     100,000         518,750
Guidant Corp.                                        54,400          3,991,600
Hayes Medical Services # *                           303,030         545,454
Health Management Association #                      99,750          2,855,343
Healthsouth Corp. #                                  180,800         5,073,700
Johnson & Johnson                                    87,400          6,407,512
Medtronic, Inc.                                      50,200          2,604,125
Merck & Co., Inc.                                    55,612          7,139,190
Quadrant Healthcare Plc. #                           305,263         684,753
R.P. Scherer Corp. #                                 82,000          5,535,000
Schering Plough Corp.                                85,800          7,008,787
Watson Pharmaceuticals #                             94,600          3,405,600

                                                                    51,514,152

Real Estate Investment Trust - 0.4%
Highwood Properties, Inc.                            2,500           2,611,175
                                                                     2,611,175

Technology - 13.4%
Automatic Data Processing, Inc.                      92,500          6,295,781
Bay Networks, Inc. #                                 66,900          1,814,663
BMC Software, Inc. #                                 116,610         9,773,375
Cisco Systems, Inc. #                                84,150          5,753,756
Compaq Computer Corp.                                118,400         3,063,600

Equity Securities (Cont'd)                           Shares          Value
Technology (Cont'd)
Computer Associates International, Inc               .69,487         $4,012,874
Compuware Corp. #                                    18,200          898,625
EMC Corp. #                                          133,970         5,065,740
Fiserv, Inc. #                                       27,200          1,723,800
HBO & Co.                                            47,500          2,867,812
Hewlett Packard Co.                                  48,920          3,100,305
Intel Corp.                                          33,800          2,638,512
International Business Machines Corp.                50,000          5,193,750
L.M. Ericsson (ADR)                                  32,665          1,553,629
Microsoft Corp. #                                    104,940         9,392,130
Oracle Systems Corp. #                               280,663         8,858,425
Parametric Technology #                              195,600         6,515,925
Paychex, Inc.                                        82,600          4,764,987
Sterling Commerce, Inc. #                            138,000         6,399,750
Sterling Software, Inc. #                            94,500          5,339,250
Symantec Corp. #                                     96,100          2,588,693

                                                                    97,615,382
Transportation - 0.5%
CNF Transportation, Inc.                             108,200         3,888,438
                                                                     3,888,438

Utilities - 1.5%
California Energy, Inc. #                            84,700          2,392,775
MCN Corp.                                            225,800         8,439,293

                                                                    10,832,068

Venture Capital - 0.6%
Agraquest, Inc., Series B Preferred # *              190,477         200,000
Agraquest, Inc., Series C Convertible Preferred # *  117,647         200,000
All Media Solutions, Inc. # *                        307,692         132,000
Clean Air Cab # *                                    80              0
Coastal Venture Partners *                           80,000          78,758
Community Bank of the Bay # *                        4,000           100,000
Community Growth Fund *                              1,237,857       532,147
Eco Timber International, Inc. # *                   12,4689         9,993
Energia Global, Inc., Series A, Convertible
Preferred # *                                        80,129          560,903
Energia Global, Inc., Series B, Convertible
Preferred # *                                        28,571          199,997
Envirolutions, Inc. # *                              814             26,185
Evergreen Solar # *                                  100,000         150,000
Evergreen Solar (warrants) # *                       30,000          300
Fountainhead Technologies, Inc.,
Preferred # *                                        3,295           25,000
IEPF Equity Fund III # *                             300,000         300,000
Knowaste LLC # *                                     814             81,400
Living Technologies, Inc. # *                        25,000          100,000
Neighborhood Bancorp # *                             10,000          100,000
Paradigm Biosciences # *                             125,000         275,000
Paradigm, Inc. # *                                   121,591         250,000
Picturetalk (warrants) # *                           22,222          0
Pro Fund International # *                           4,553           4,553
Pro Fund International, Preferred # *                450,723         450,723

Equity Securities (Cont'd)                           Shares          Value
Venture Capital (Cont'd)
Take the Lead # *                                    23,630          $50,945
Ultrafem, Inc. # *                                   25,000          21,094
Ultrafem, Inc. (warrants) # *                        175,000         0
Wild Planet Toys, Inc., Series B,
Preferred # *                                        476,190         357,142
Wind Harvest Co., Inc., Series A, Preferred # *      8,696           50,000
                                                                   4,346,140

     Total Equity Securities (Cost $314,648,802)                  451,026,379

     TOTAL INVESTMENTS
Cost $597,544,283) 100.6%                                         733,396,961
     Other assets and liabilities, net (0.6%)                     (4,417,404)

Net Assets - 100%                                                $728,979,557

Net Assets Consist of:
Paid-in-capital applicable to the following shares
of beneficial
     interest; unlimited number of no par shares authorized
     Class A: 20,886,690 shares outstanding                      $558,114,462
     Class C: 329,540 shares outstanding                          10,031,172
Undistributed net investment income                               639,598
Accumulated net realized gain (loss)                              24,341,647
Net unrealized appreciation (depreciation) on investments         135,852,678


     Net Assets                                                 $728,979,557

Net Asset Value Per Share
Class A (based on net assets of $717,788,343)                     $34.37
Class C (based on net assets of $11,191,214)                      $33.96



See notes to financial statements.

BOND PORTFOLIO
STATEMENT OF NET ASSETS
March 31, 1998

                                                     Principal
Corporate Bonds - 94.0%                              Amount          Value
AGL Capital Trust, 8.17%, 6/1/37                     $1,000,000     $1,039,600
Advanta Corp., 7.05%, 7/30/99                        2,000,000       1,923,100
American Re Corp., 7.45%, 12/15/26                   1,000,000       1,075,820
BNP US Funding LLC, 7.738%, 12/31/49                 1,500,000       1,497,534
Bank of Scotland (Governor & Co. of), 7.00%,
12/1/49                                              1,500,000       1,501,904
Bankamerica Corp., 6.625%, 5/30/01                   2,390,000       2,424,249
Bankboston Capital Trust III, 6.4375%, 6/15/27       1,000,000       980,390
Bankers Trust New York Corp., 9.00%, 8/1/01          1,850,000       2,005,715
BellSouth Savings & Employee ESOP, 9.125%,
7/1/03                                               167,036         181,042
Block Financial Corp., 6.75%, 11/1/04                1,500,000       1,522,080
Cable & Wireless Communication, 6.625%, 3/6/05       1,000,000       1,005,370
Citizens Utilities Co., 8.45%, 9/1/01                1,000,000       1,072,590
Conseco Financial Trust III, 8.796%, 4/01/27         2,500,000       2,818,575
Discover Card, 5.80%, 9/16/03                        1,000,000       997,900
First Interstate Bancorp, 9.90%, 11/15/01            1,000,000       1,121,160
Fuji Bank, Ltd., 9.87%, 12/31/49                     1,000,000       993,750
Goldman Sachs Group LP, 6.20%, 12/15/00              2,500,000       2,502,750
Greenpoint Capital Trust I, 9.10%, 6/1/27            2,000,000       2,188,040
HSB Capital I, 6.503%, 7/15/27                       1,000,000       990,930
Harcourt General, Inc., 7.20%, 8/1/27                500,000         497,390
Ikon Capital Resources, Inc., 5.90%, 1/12/00         3,000,000       2,987,910
ITT Hartford Group, Inc., 7.30%, 11/1/15             1,500,000       1,538,550
International Lease Finance Corp., 5.75%, 1/15/03    2,000,000       1,960,480
Interpool, Inc., 6.625%, 3/1/03                      1,000,000       991,280
K N Energy, Inc., 6.45%, 3/1/03                      1,000,000       1,001,040
Mark IV Industries, Inc., 7.50%, 9/1/07              1,000,000       1,000,000
Medpartners, Inc., 6.875%, 9/1/00                    1,000,000       944,600
Merita Bank, Ltd., 7.15%, 12/29/49                   1,500,000       1,518,021
National Australia Bank, Ltd., 6.40%, 12/10/07       3,000,000       3,017,250
National Cooperative Bank, 7.50%, 7/1/12             777,731         794,141
Prime Property Funding II, 6.80%, 8/15/02            2,000,000       2,016,800
Riggs Capital Trust II, 8.875%, 3/15/27              2,000,000       2,157,260
Socgen Real Estate Co. LLC, 7.64%, 12/29/49          1,910,000       1,893,521
Swedbank Sparbank Svenge, 7.50%, 9/27/49             1,000,000       1,003,426
Time Warner, 4.90%, 7/29/99                          1,000,000       982,168
Venturecor, Inc., 6.70%, 5/15/35                     500,000         500,000
Wells Fargo & Co., 6.875%, 4/1/06                    1,223,000       1,257,525
Xerox Capital Trust I, 8.00%, 2/01/27                2,000,000       2,099,420
Zurich Capital Trust, 8.376%, 6/1/37                 2,500,000       2,713,625

     Total Corporate Bonds (Cost $58,228,078)                       58,716,906

                                                     Principal
Municipal Obligations - 2.4%                         Amount        Value
Missouri Higher Education Student Loan Revenue
Bonds,
     6.80%, 2/15/01                                  $1,000,000    $1,017,570
Somerville, Massachusetts, U.S. Government
Guaranteed Notes,
     7.12%, 8/1/01                                   475,000       491,962

     Total Municipal Obligations (Cost $1,473,575)                 1,509,532

Commercial Loan Notes - 0.2%
DC Habitat for Humanity, 4.50%, 2/17/01 *            150,000       142,740

     Total Commercial Loan Notes (Cost $150,000)                   142,740

Repurchase Agreements - 1.6%
Donaldson Lufkin Jenrette, 6.00%, dated 3/31/98,
due 4/1/98
     (Collateral: $1,033,102 FNMA MTN,
7.84%, 8/3/06)                                       1,000,000     1,000,000

     Total Repurchase Agreements
 (Cost $1,000,000)                                                 1,000,000

Equity Securities - 2.2%                             Shares
Northern Borders Partners, LP                        41,000        1,386,312

     Total Equity Securities (Cost $817,950)                       1,386,312

     TOTAL INVESTMENTS (Cost $61,669,603) 100.4%     $62,755,490
     Other assets and liabilities, net (0.4%)                     (261,942)
     Net Assets 100%                                              $62,493,548

Net Assets Consist of:
Paid-in-capital applicable to the following
3,744,916 Class A shares
     of beneficial interest, unlimited number
of no par value
     shares authorized                                            $60,657,959
Undistributed net investment income                               82,022
Accumulated net realized gain (loss)                              667,680
Net unrealized appreciation (depreciation) on investments         1,085,887

     Net Assets                                                  $62,493,548

     Net Asset Value Per Share                                   $16.69


See notes to financial statements.

EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
March 31, 1998

Equity Securities - 95.7%                            Shares        Value
Basic Industries - 9.7%
Morton International, Inc.                           111,000       $3,642,187
Nalco Chemical Co.                                   105,600       4,283,400
Praxair, Inc.                                        120,000       6,172,500
UCAR International, Inc. #                           90,000        2,823,750
                                                                   16,921,837

Capital Goods - 8.9%
Danka Business Systems, Plc.                         227,400       4,178,475
Deere & Co.                                          37,400        2,316,462
Dover Corp.                                          36,000        1,368,000
Ocean Energy, Inc. #                                 171,600       4,043,325
Sensormatic Electronics Co.                          225,500       3,692,563
                                                                   15,598,825

Communication Services - 3.9%
Ameritech Corp.                                      90,000        4,449,375
SBC Communications, Inc.                             53,864        2,349,817
                                                                   6,799,192

Consumer Cyclicals - 17.5%
American Greetings Corp.                             100           4,600
Black & Decker Corp.                                 117,400       6,229,538
Federated Department Stores, Inc. #                  100,000       5,181,250
General Nutrition Companies, Inc. #                  74,800        2,973,300
Liz Claiborne, Inc.                                  73,500        3,665,813
Masco Corp.                                          93,400        5,557,300
Office Depot, Inc. #                                 100           3,113
Office Max, Inc. #                                   100           1,788
Reebok International, Ltd. #                         82,100        2,504,050
Viad Corp.                                           184,200       4,466,850
                                                                   30,587,602

Consumer Staples - 11.3%
Albertsons, Inc.                                     100           5,263
Colgate Palmolive Co.                                46,000        3,984,750
Kroger Co. #                                         140,000       6,466,250
Manpower, Inc.                                       115,800       4,675,425
Rubbermaid, Inc.                                     160,000       4,560,000
                                                                   19,691,688

Energy - 1.9%
Enron Corp.                                          144,000       3,303,000
                                                                   3,303,000

Equity Securities (Cont'd)                           Shares        Value
Financial Services - 5.1%
BankAmerica Corp.                                    56,000        $4,627,000
Chubb Corp.                                          54,000        4,232,250
USF&G Corp.                                          100           2,494
                                                                   8,861,744

Pharmaceutical & Health Care - 5.2%
Healthsouth Corp. #                                  185,000       5,191,563
Merck & Co., Inc.                                    30,000        3,851,250
                                                                   9,042,813

Technology - 24.5%
Applied Materials, Inc. #                            150,000       5,296,875
Cabletron Systems, Inc. #                            120,000       1,747,500
Compaq Computer Corp.                                150,000       3,881,250
EMC Corp. #                                          155,000       5,860,937
Gateway 2000, Inc. #                                 139,500       6,547,781
Ikon Office Solutions, Inc.                          118,500       4,095,656
Intel Corp.                                          50,000        3,903,125
Quantum Corp. #                                      200,000       4,262,500
Sun Microsystems, Inc. #                             100,000       4,171,875
3Com Corp. #                                         85,000        3,054,687
                                                                   42,822,186

Transportation - 7.7%
CNF Transportation, Inc.                             114,900     4,129,218
FDX Corp. #                                          70,000      4,978,750
Ryder System, Inc.                                   115,000     4,370,000
US Freightways Corp.                                 100         3,600
                                                                 13,481,568

     Total Equity Securities (Cost $140,622,100)                 167,110,455




                                                     Principal
Commercial Loan Notes - 0.1%                         Amount          Value
Primary Care Development Corp., 4.50%, 2/17/01 *     $200,000        190,370

     Total Commercial Loan Notes (Cost $200,000)                     190,370

Repurchase Agreements - 4.7%
Donaldson Lufkin Jenrette, 6.00%, dated 3/31/98,
due 4/1/98
     (Collateral: $8,404,693 Sallie Mae MTN,
5.73%, 3/3/00)                                       8,200,000    8,200,000

     Total Repurchase Agreements (Cost $8,200,000)                8,200,000

     TOTAL INVESTMENTS
(Cost $149,022,100) 100.5%                                        175,500,825
     Other assets and liabilities, net (0.5%)                     (790,849)
     Net Assets 100%                                             $174,709,976

Net Assets Consist of:                                            Value
Paid-in-capital applicable to the following shares
 of beneficial
     interest; unlimited number of no par shares
authorized
     Class A: 6,409,882 shares outstanding                        $130,296,247
     Class C: 326,946 shares outstanding                          7,094,610
Undistributed net investment income                               (191,201)
Accumulated net realized gain (loss)                              11,031,595
Net unrealized appreciation (depreciation) on investments         26,478,725

     Net Assets                                                  $174,709,976

Net Asset Value Per Share
Class A (based on net assets of $166,740,567)                     $26.01
Class C (based on net assets of $7,969,409)                       $24.38



see notes to financial statements.

^ These certificates of deposit are fully insured by agencies of the federal government.
#  Non-income producing
* Restricted securities representing 2.0% of net assets of the Managed Growth, .2% of Bond, and .1% of Equity.
v  See Note B.
@  This security is in default.

Explanation of Guarantees:

BPA:   Bond-Purchase Agreement      LOC:  Letter of Credit
GA:    Guarantee Agreement          TOA:  Tender Option Agreement

Abbreviations:

VRDN:  Variable Rate Demand Notes
MFH:   Multi-family Housing
COP's: Certificates of Participation

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998

                                                     Money        Managed
                                                     Market       Growth
Net Investment Income                                Portfolio    Portfolio
Investment Income
     Interest income                                 $4,894,028   $9,718,838
     Dividend income (net of foreign taxes
Withheld of $2,166 for Managed Growth)                            1,518,901
     Total investment income                         4,894,028    11,237,739

Expenses
     Investment advisory fee                         418,608         2,047,903
     Transfer agency fees and expenses               244,788         434,401
     Distribution Plan expenses:
                  Class A-                                           800,044
                  Class C-                                            48,214
     Trustees' fees and expenses                     23,041          103,429
     Custodian fees                                  12,392          65,175
     Registration fees                               15,888          26,685
     Reports to shareholders                         45,062          106,081
     Professional fees                               6,507           133,596
     Miscellaneous                                   43,521          133,382
     Reimbursement from Advisor                      (64,852)        (34,542)
     Total expenses                                  744,955         3,864,368
     Fees paid indirectly                            (12,392)        (65,175)
     Net expenses                                    732,563         3,799,193

     Net Investment Income                           4,161,465       7,438,546

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
     Securities                                      80              31,615,942
     Futures                                         -               (16,238)
                                                     80              31,599,704

Change in unrealized appreciation or depreciation                    30,393,371

     Net Realized and Unrealized
     Gain (Loss) on Investments                      80              61,993,075

     Increase (Decrease) in Net Assets
     Resulting From Operations                       $4,161,545     $69,431,621




See notes to financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998




                                                     Bond            Equity
Net Investment Income                                Portfolio       Portfolio
Investment Income
     Interest income                                 $2,086,566      $39,908
     Dividend income                                 -               714,811
     Total investment income                         2,086,566       754,719

Expenses
     Investment advisory fee                         167,888         439,174
     Transfer agency fees and expenses               58,303          174,074
     Distribution Plan expenses:
     Class A                                         61,050          172,122
     Class C                                         -               33,587
     Trustees' fees and expenses                     8,510           26,987
     Custodian fees                                  10,648          10,351
     Registration fees                               8,397           18,137
     Reports to shareholders                         12,543          41,350
     Professional fees                               2,469           4,942
     Miscellaneous                                   14,081          35,547
     Total expenses                                  343,889         956,271
     Fees paid indirectly                            (10,648)        (10,351)
     Net expenses                                    333,241         945,920

     Net Investment Income                           1,753,325       (191,201)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss)                             324,318      14,887,499
Change in unrealized appreciation or depreciation    (139,368)    (2,280,526)

     Net Realized and Unrealized
     Gain (Loss) on Investments                      184,950      12,606,973

     Increase (Decrease) in Net Assets
     Resulting From Operations                       $1,938,275   $12,415,772



See notes to financial statements.

MONEY MARKET PORTFOLIO
Statements of Changes in Net Assets

                                                     Six Months Year
                                                     Ended      Ended
                                                     March 31,  September 30,
Increase (Decrease) in Net Assets                    1998          1997
Operations
     Net investment income                           $4,161,465    $7,946,799
     Net realized gain (loss)                        80            1,226

     Increase (Decrease) in Net Assets
     Resulting From Operations                       4,161,545     7,948,025

Distributions to shareholders from
     Net investment income                           (4,149,592)   (7,947,645)

Capital share transactions:
     Shares sold                                     79,365,208   169,708,929
     Reinvestment of distributions                   3,910,434       7,481,634
     Shares redeemed                                (76,099,967) (177,596,704)
                                                     7,175,675       (406,141)


See notes to financial statements.

     Total Increase (Decrease)
in Net Assets                                        7,187,628       (405,761)

Net Assets
Beginning of period                                  166,110,561  166,516,322
End of period (including undistributed
 net investment
   income of $11,890 and $17, respectively)          $173,298,189 $166,110,561

Capital Share Activity
Shares sold                                          79,365,208   169,708,929
Reinvestment of distributions                        3,910,434    7,481,634
Shares redeemed                                     (76,099,967) (177,596,704)
Total capital share activity                         7,175,675    (406,141)


MANAGED GROWTH PORTFOLIO
Statements of Changes in Net Assets

                                                     Six Months Year
                                                     Ended        Ended
                                                     March 31,    September 30,
Increase (Decrease) in Net Assets                    1998         1997
Operations
     Net investment income                           $7,438,546   $16,012,323
     Net realized gain (loss)                        31,599,704   78,959,819
     Change in net unrealized appreciation
 or depreciation                                     30,393,371   31,223,397

     Increase (Decrease) in Net Assets
     Resulting From Operations                       69,431,621   126,195,539

Distributions to shareholders from
     Net investment income:
     Class A Shares                                  (7,407,729)  (15,615,127)
     Class C Shares                                  (59,457)     (108,855)
     Net realized gain:
     Class A Shares                                  (64,690,995) (39,194,997)
     Class C Shares                                  (945,605)    (483,529)
     Total distributions                             (73,103,786) (55,402,508)

Capital share transactions:
     Shares sold:
     Class A Shares                                  34,270,812   91,060,464
     Class C Shares                                  2,075,863    3,006,364
     Reinvestment of distributions:
     Class A Shares                                  66,808,731   50,874,854
     Class C Shares                                  986,627      576,655
     Shares redeemed:
     Class A Shares
                                                    (54,956,164)(131,005,332)
     Class C Shares                                  (738,142)    (2,299,384)
     Total capital share transactions                48,447,727   12,213,621

     Total Increase (Decrease)
in Net Assets                                        44,775,562   83,006,652

Net Assets
Beginning of period                                  684,203,995  601,197,343
End of period (including undistributed
 net investment
     income of $639,598 and $668,238,
 respectively)                                       $728,979,557 $684,203,995

Capital Share Activity
Shares sold:
     Class A Shares                                  1,031,230       2,817,950
     Class C Shares                                  62,109          94,710
Reinvestment of distributions:
     Class A Shares                                  2,159,063       1,649,098
     Class C Shares                                  32,308          18,971
Shares redeemed:
     Class A Shares                                  (1,665,292)   (4,069,195)
     Class C Shares                                  (22,608)        (72,209)
Total capital share activity                         1,596,810       439,325




See notes to financial statements.

BOND PORTFOLIO
Statements of Changes in Net Assets

                                                     Six Months Year
                                                     Ended        Ended
                                                     March 31,  September 30,
Increase (Decrease) in Net Assets                    1998            1997
Operations
     Net investment income                           $1,753,325    $3,581,523
     Net realized gain (loss)                        324,318       1,243,910
     Change in net unrealized appreciation
or depreciation                                      (139,368)     941,907

     Increase (Decrease) in Net Assets
     Resulting From Operations                       1,938,275     5,767,340

Distributions to shareholders from
     Net investment income:
     Class A Shares                                  (1,776,880)   (3,580,791)
     Class C Shares                                  -             (4,713)
     Total distributions                             (1,776,880)   (3,585,504)

Capital share transactions:
     Shares sold:
     Class A Shares                                  6,719,830     10,499,743
     Class C Shares                                  -             86,938
     Reinvestment of distributions:
     Class A Shares                                  1,872,420     2,785,981
     Class C Shares                                  -             4,537
     Shares redeemed:
     Class A Shares                                  (5,916,194)   (18,062,343)
     Class C Shares                                  -             (1,540,798)
     Total capital share transactions                2,676,056     (6,225,942)

     Total Increase (Decrease)
In Net Assets                                        2,837,451     (4,044,106)

Net Assets
Beginning of period                                  59,656,097    63,700,203
End of period (including undistributed net investment
     income of $82,022 and $105,577,
 respectively)                                       $62,493,548  $59,656,097

Capital Share Activity
Shares sold:
     Class A Shares                                  400,717       645,000
     Class C Shares                                  -             4,676
Reinvestment of distributions:
     Class A Shares                                  112,062       171,179
     Class C Shares                                  -             283
Shares redeemed:
     Class A Shares                                  (352,810)     (1,107,488)
     Class C Shares                                  -             (95,628)
Total capital share activity                         159,969       (381,978)




See notes to financial statements.

EQUITY PORTFOLIO
Statements of Changes in Net Assets

                                                     Six Months  Year
                                                     Ended       Ended
                                                     March 31,   September 30,
Increase (Decrease) in Net Assets                    1998            1997
Operations
     Net investment income (loss)                    $(191,201)   $(14,475)
     Net realized gain (loss)                        14,887,499   16,858,163
     Change in net unrealized appreciation
or depreciation                                      (2,280,526)  17,734,994

     Increase (Decrease) in Net Assets
     Resulting From Operations                       12,415,772   34,578,682

Distributions to shareholders from
     Net investment income:
     Class A Shares                                  -            (35,431)
     Class C Shares                                  -            (1,209)
     Net realized gain:
     Class A Shares                                  (18,420,845) (6,816,291)
     Class C Shares                                  (881,468)    (231,649)
     Total distributions                             (19,302,313) (7,084,580)

Capital share transactions:
     Shares sold:
     Class A Shares                                  19,470,665   35,065,087
     Class C Shares                                  1,983,693    2,841,400
     Reinvestment of distributions:
     Class A Shares                                  16,509,346   6,224,717
     Class C Shares                                  847,820      221,462
     Shares redeemed:
     Class A Shares                                  (9,700,643)  (22,155,024)
     Class C Shares                                  (765,268)    (780,271)
     Total capital share transactions                28,345,613   21,417,371

Total Increase (Decrease)
in Net Assets                                        21,459,072   48,911,473

Net Assets
Beginning of period                                  153,250,904  104,339,431
End of period (including undistributed
 net investment
     income of $(191,201) and $0, respectively)       $174,709,976 $153,250,904

Capital Share Activity
Shares sold:
     Class A Shares                                  761,912      1,437,044
     Class C Shares                                  80,837       122,108
Reinvestment of distributions:
     Class A Shares                                  735,052      273,375
     Class C Shares                                  40,162       10,163
Shares redeemed:
     Class A Shares                                  (381,342)    (911,939)
     Class C Shares                                  (31,031)     (33,306)
Total capital share activity                         1,205,590    897,445




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A - Significant Accounting Policies

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with four separate portfolios: Money Market, Managed Growth, Bond and Equity. Each Portfolio offers shares of beneficial interest. Money Market shares are sold without a sales charge. Managed Growth and Equity offer both Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights. On October 29, 1996, all outstanding Class C shares in the Bond Portfolio were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.
At March 31, 1998, $20,801,158 or 2.9% of net assets, for Managed Growth, $142,740 or .2% for Bond, and $190,370 or .1% for Equity were valued by the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures  Contracts:  The Fund may enter into futures contracts  agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates. Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income, expenses and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Foreign Currency
Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities. Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Money Market (accrued daily) and Bond, quarterly by Managed Growth and annually by Equity.
Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets: .50% for Money Market,
 .65% for Bond and .70% for Equity. Effective March 1997 the Advisor agreed to reduce its fee to .55% for Bond until March 2000. Under the terms of the agreement, $86,786, $453,119, $36,939 and $103,212 were payable at period end for Money Market, Managed Growth, Bond and Equity, respectively. Effective
June 1995, Equity began paying a monthly performance fee of plus or minus
 .20%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the Standard & Poor's 500 Index Total Return. For Managed Growth, the Advisor receives a monthly fee based on the following annual rates of average daily net assets:
 .70% on the first $500 million, .675% on the next $500 million and .65% on the excess of $1 billion. Effective January, 1997, Managed Growth began paying a monthly performance fee of plus or minus .15%, on an annual basis, of average daily net assets of the performance period depending on the portfolio's performance compared to the Lipper Balanced Funds Index. For the six months ended March 31, 1998, the performance fee adjustment increased (or decreased) management fees by $(108,186) and $(308,063) for Equity and Managed Growth, respectively.

The Advisor reimburses the Portfolios for their respective operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average daily net assets: 1.5% on the first $30 million and 1.0% on the excess of $30 million for Money Market, Managed Growth and Bond.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35% and 1.0% annually of average daily net assets of each Class A and Class C for Managed Growth, Bond and Equity, respectively. The expenses of Money Market are limited to .25% annually of average daily net assets. Under the terms of the agreement, $152,319, $21,228, and $38,341 were payable at period end for Managed Growth, Bond and Equity, respectively.

The Distributor received the following as its portion of the commissions charged on sales of each Portfolio's shares: $167,206 for Managed Growth, $27,812 for Bond and $117,405 for Equity.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund. Under the terms of the agreement, $21,466, $21,969, $3,093 and $10,908 were payable at period end for Money Market, Managed Growth, Bond and Equity, respectively. Each Trustee who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustee's fees are allocated to each of the funds served.

Umbono Investment Corp., which is an affiliate because Managed Growth owns over 55% of the voting securities, was purchased at a cost of $7,861,821 for 28,464,190 shares.

Note C - Investment Activity

During the period, purchases and sales of investments, other than short-term securities, were:
               Managed
               Growth            Bond                 Equity
Purchases      :$556,397,446     $134,689,370         $88,186,747
Sales:         563,442,266       124,961,700          82,285,527

Money Market held only short-term investments.

The cost of investments  owned at March 31, 1998 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) as of March 31, 1998 and the net realized capital loss carryforwards as of March 31, 1998 with expiration dates:

                              Money      Managed
                              Market     Growth         Bond        Equity
Unrealized appreciation        -         $144,363,291  $1,320,034   $32,945,104
Unrealized (depreciation)      -            8,510,613     234,147     6,466,379
Capital loss carryforward       29,874         -                         -
Expiration dates             1998-2004         -                         -

Capital losses may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

Note D - Line of Credit

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at March 31, 1998.

Note E - Subsequent Events

Effective April 1, 1998, the Fund will begin to offer Class B shares of beneficial interest for Managed Growth, Bond and Equity. Class B shares are sold without a front-end sales charge. With certain exceptions, the Portfolios will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class B shares have a higher level of expenses than Class A shares, including higher Distribution Plan expenses. Effective June 1, 1998, the Fund will begin to offer Class C shares of beneficial interest for Bond and convert the existing Class C shares to new Class C shares of Managed Growth and Equity. Class C shares will be sold without a front-end sales charge. With certain exceptions, the Portfolios may impose a deferred sales charge on shares sold within one year. Class C shares will have a higher level of expenses than Class A shares, including higher Distribution Plan expenses.

On April 15, 1998, the Fund will offer a new series, the Calvert Social Investment Fund Managed Index Portfolio. The Portfolio offers four classes of shares, Class A, Class B, Class C and Class I. The Classes have different sales charges and other expenses which will result in different performance. They also have different shareholder servicing, conversion and exchange privileges. Classes A, B and I will become effective April 15, 1998. Class C is to become effective June 1, 1998.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                    Periods Ended
                                          March 31,       Sept.30,    Sept. 30,
                                          1998            1997         1996
Net asset value, beginning                  $1.00         $1.00        $1.00
Income from investment operations
     Net investment income                  .025          .048         .048
Distributions from
     Net investment income                  (.025)        (.048)       (.048)
Net asset value, ending                     $1.00         $1.00        $1.00

Total return                                2.49%         4.89%        4.88%
Ratios to average net assets:
     Net investment income                  4.97%(a)      4.79%        4.77%
     Total expenses+                        .89%(a)       .89%         .89%
     Net expenses                           .87%(a)       .87%         .87%
     Expenses reimbursed                    .08%(a)       .11%         .21%
Net assets, ending (in thousands)           $173,298      $166,111    $166,516
Number of shares outstanding,
     ending (in thousands)                  173,338       166,163      166,569


                                                    Years Ended
                                          Sept.30,      Sept.30,      Sept.30,
                                          1995            1994         1993
Net asset value, beginning                  $1.00         $1.00        $1.00
Income from investment operations
     Net investment income                  .050          .031         .025
Distributions from
     Net investment income                  (.050)        (.031)       (.025)
Net asset value, ending                     $1.00         $1.00        $1.00

Total return                                5.13%         3.13%        2.56%
Ratios to average net assets:
     Net investment income                  5.03%         3.07%        2.54%
     Total expenses+                        .89%          N/A          N/A
     Net expenses                           .87%          .87%         .87%
     Expenses reimbursed                    .18%          .18%         .20%
Net assets, ending (in thousands)          $153,996      $143,779     $144,985
Number of shares outstanding,
     ending (in thousands)                  154,044       143,826      145,031

MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                        Periods Ended
                                          March 31,       Sept.30,   Sept. 30,
Class A Shares                            1998            1997         1996
Net asset value, beginning                  $34.88        $31.35       $32.81
Income from investment operations
     Net investment income                  .37           .83          .78
     Net realized and unrealized
gain (loss)                                 2.85         5.61          2.28
         Total from investment operations   3.22          6.44         3.06
Distributions from
     Net investment income                  (.37)         (.81)        (.77)
     Net realized gain                      (3.36)        (2.10)       (3.75)
         Total distributions                (3.73)        (2.91)       (4.52)
Total increase (decrease) in net
asset value                                 (.51)          3.53        (1.46)
Net asset value, ending                     $34.37        $34.88       $31.35

Total return*                               $10.48%       21.94%       10.27%
Ratios to average net assets:
     Net investment income                  2.20%(a)      2.57%        2.58%
     Total expenses+                        1.12%(a)      1.14%        1.28%
     Net expenses                           1.10%(a)      1.12%        1.26%
     Expenses reimbursed                    .01%(a)       -            .01%
Portfolio turnover                          87%           215%         111%
Average commission rate paid                $.0496        $.0508       $.0489
Net assets, ending (in thousands)           $717,788      $675,306     $594,482
Number of shares outstanding,
     ending (in thousands)                  20,887        19,362       18,964

                                                         Years Ended
                                          Sept. 30,   Sept.  30,      Sept. 30,
Class A Shares                            1995            1994         1993
Net asset value, beginning                  $28.77        $30.85       $29.35
Income from investment operations
     Net investment income                  .87           .93          .95
     Net realized and unrealized
 gain (loss)                                4.25         (1.83)         1.91
         Total from investment operations   5.12          (.90)         2.86
Distributions from
     Net investment income                  (.87)         (.95)        (.95)
     Net realized gain                      (.21)         (.23)        (.41)
         Total distributions                (1.08)        (1.18)       (1.36)
Total increase (decrease) in net
 asset value                                4.04          (2.08)        1.50
Net asset value, ending                     $32.81        $28.77       $30.85

Total return*                               18.21%        (2.95%)      9.98%
Ratios to average net assets:
     Net investment income                  2.89%         3.14%        3.25%
     Total expenses+                        1.28%         N/A          N/A
     Net expenses                           1.26%         1.24%        1.25%
     Expenses reimbursed                    .02%          -            -
Portfolio turnover                          114%          34%          33%
Average commission rate paid                N/A           N/A          N/A
Net assets, ending (in thousands)           $560,981      $512,027     $536,170
Number of shares outstanding,
     ending (in thousands)                  17,099        17,800       17,378

MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                      Periods Ended
                                          March 31,       Sept. 30,    Sept. 30,
Class C Shares                            1998            1997         1996
Net asset value, beginning                  $34.52        $31.05       $32.60
Income from investment operations
     Net investment income                  .20           .47          .46
     Net realized and unrealized
gain (loss)                                 2.80          5.54         2.17
         Total from investment operations   3.00          6.01         2.63
Distributions from
     Net investment income                  (.20)         (.44)        (.43)
     Net realized gain                      (3.36)        (2.10)       (3.75)
         Total distributions                (3.56)        (2.54)       (4.18)
Total increase (decrease) in net
 asset value                                 (.56)         3.47        (1.55)
Net asset value, ending                     $33.96        $34.52       $31.05

Total return*                               9.88%         20.56%       8.85%
Ratios to average net assets:
     Net investment income                  1.10%(a)      1.42%        1.34%
     Total expenses+                        2.22%(a)      2.29%        2.52%
     Net expenses                           2.21%(a)      2.27%        2.50%
     Expenses reimbursed                    -             -            .14%
Portfolio turnover                          87%           215%         111%
Average commission rate paid                $.0496        $.0508       $.0489
Net assets, ending (in thousands)           $11,191       $8,898       $6,715
Number of shares outstanding,
     ending (in thousands)                  330           258          216


                                                 Years Ended
                                            Sept.30,       Sept. 30,
Class C Shares                              1995          1994^
Net asset value, beginning                  $28.65        $30.43
Income from investment operations
     Net investment income                  .54           .51
     Net realized and unrealized
gain (loss)                                 4.20         (1.66)
         Total from investment operations   4.74          (1.15)
Distributions from
     Net investment income                  (.58)         (.63)
     Net realized gain                      (.21)         -
         Total distributions                (.79)         (.63)
Total increase (decrease) in net
 asset value                                3.95          (1.78)
Net asset value, ending                     $32.60        $28.65

Total return*                               16.85%        (3.30%)
Ratios to average net assets:
     Net investment income                  1.61%         1.83%(a)
     Total expenses+                        2.51%         N/A
     Net expenses                           2.50%         2.47%(a)
     Expenses reimbursed                    .42%          1.46%(a)
Portfolio turnover                          114%          34%
Average commission rate paid                N/A           N/A
Net assets, ending (in thousands)           $4,065        $1,893
Number of shares outstanding,
     ending (in thousands)                  125           66

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          Periods Ended
                                          March 31,       Sept. 30,   Sept. 30,
Class A Shares                            1998            1997         1996
Net asset value, beginning                  $16.64        $16.06       $16.34
Income from investment operations
     Net investment income                  .48           .96          .92
     Net realized and unrealized
 gain (loss)                                .22           .58          (.29)
         Total from investment operations   .70           1.54         .63
Distributions from
     Net investment income                  (.49)         (.96)        (.91)
     Net realized gain                      (.16)         -            -
         Total distributions                (.65)         (.96)        (.91)
Total increase (decrease) in net
 asset value                                .05            .58          (.28)
Net asset value, ending                     $16.69        $16.64       $16.06

Total return*                               4.26%         9.89%        3.96%
Ratios to average net assets:
     Net investment income                  5.74%(a)      5.85%        5.60%
     Total expenses+                        1.13%(a)      1.23%        1.29%
     Net expenses                           1.09%(a)      1.19%        1.26%
Portfolio turnover                          241%          319%         22%
Net assets, ending (in thousands)           $62,494       $59,656      $62,259
Number of shares outstanding,
     ending (in thousands)                  3,745         3,585        3,876

                                                        Years Ended
                                          Sept. 30,       Sept. 30,    Sept.30,
Class A Shares                            1995            1994         1993
Net asset value, beginning                  $15.49        $17.77       $17.05
Income from investment operations
     Net investment income                  .96           .94          1.08
     Net realized and unrealized
gain (loss)                                 .91          (1.81)        .85
         Total from investment operations   1.87          (.87)        1.93
Distributions from
     Net investment income                  (.93)         (.94)        (1.08)
     Net realized gain                      (.06)         (.47)        (.13)
     Tax return of capital                  (.03)           -          -
         Total distributions                (1.02)        (1.41)       (1.21)
Total increase (decrease) in net
 asset value                                 .85          (2.28)         .72
Net asset value, ending                     $16.34        $15.49       $17.77

Total return*                               12.57%        (5.18%)      11.89%
Ratios to average net assets:
     Net investment income                  6.04%         5.64%        6.33%
     Total expenses+                        1.24%         N/A          N/A
     Net expenses                           1.22%         1.10%        .79%
     Expenses reimbursed                    -             -            .20%
Portfolio turnover                          29%           19%          28%
Net assets, ending (in thousands)           $62,929       $61,573      $67,134
Number of shares outstanding,
     ending (in thousands)                  3,850         3,976        3,778

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                 Periods Ended
                                          October 29,     September 30,
Class C Shares                              1996          1996
Net asset value, beginning                  $15.90        $16.20
Income from investment operations
     Net investment income                  .06           .72
     Net realized and unrealized
gain (loss)                                 .21          (.31)
         Total from investment operations   .27           .41
Distributions from
     Net investment income                  (.05)         (.71)
     Net realized gain                      -             -
     Tax return of capital                  -             -
         Total distributions                (.05)         (.71)
Total increase (decrease) in net
 asset value                                 .22          (.30)
Net asset value, ending                     $16.12        $15.90

Total return*                               1.73%         2.58%
Ratios to average net assets:
     Net investment income                  4.84%(a)      4.18%
     Total expenses+                        2.56%(a)      2.53%
     Net expenses                           2.51%(a)      2.50%
     Expenses reimbursed                    .96%(a)       .75%
Portfolio turnover                          0%            22%
Net assets, ending (in thousands)           $1,427        $1,441
Number of shares outstanding,
     ending (in thousands)                  89            91

                                                  Years Ended
                                            September 30, September 30,
Class C Shares                              1995          1994^
Net asset value, beginning                  $15.43        $16.71
Income from investment operations
     Net investment income                  .80           .45
     Net realized and unrealized
gain (loss)                                 .87          (1.23)
         Total from investment operations   1.67          (.78)
Distributions from
     Net investment income                  (.81)         (.50)
     Net realized gain                      (.06)         -
     Tax return of capital                  (.03)         -
         Total distributions                (.90)         (.50)
Total increase (decrease) in net
 asset value                                 .77          (1.28)
Net asset value, ending                     $16.20        $15.43

Total return*                               11.21%        (4.13%)
Ratios to average net assets:
     Net investment income                  4.60%         4.63%(a)
     Total expenses+                        2.52%         N/A
     Net expenses                           2.50%         2.41%(a)
     Expenses reimbursed                    2.14%         9.60%(a)
Portfolio turnover                          29%           19%
Net assets, ending (in thousands)           $910          $315
Number of shares outstanding,
     ending (in thousands)                  56            20

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                  Periods Ended
                                          March 31,       Sept. 30,    Sept. 30,
Class A Shares                            1998            1997         1996
Net asset value, beginning                 $27.77        $22.54       $21.12
Income from investment operations
     Net investment income                  (.03)         -            .03
     Net realized and unrealized
 gain (loss)                                1.63         6.73          3.26
         Total from investment operations   1.60          6.73         3.29
Distributions from
     Net investment income                  -             (.01)        (.06)
     Net realized gain                      (3.36)        (1.49)       (1.81)
         Total distributions                (3.36)        (1.50)       (1.87)
Total increase (decrease) in net
 asset value                                (1.76)         5.23         1.42
Net asset value, ending                     $26.01        $27.77       $22.54

Total return*                               7.69%         31.34%       16.62%
Ratios to average net assets:
     Net investment income                  (.20%)(a)     .03%         .15%
     Total expenses+                        1.18%(a)      1.21%        1.29%
     Net expenses                           1.17%(a)      1.20%        1.27%
Portfolio turnover                          54%           93%          118%
Average commission rate paid                $.0527        $.0574       $.0556
Net assets, ending (in thousands)           $166,741      $147,002     $101,344
Number of shares outstanding,
     ending (in thousands)                  6,410         5,294        4,496

                                                          Years Ended
                                          Sept. 30,       Sept. 30,    Sept. 30,
Class A Shares                            1995            1994         1993
Net asset value, beginning                  $20.13        $21.43       $20.03
Income from investment operations
     Net investment income                  .06           .13          .21
     Net realized and unrealized
 gain (loss)                                2.22         (1.04)        1.36
         Total from investment operations   2.28          (.91)        1.57
Distributions from
     Net investment income                  (.04)         (.28)        (.17)
     Net realized gain                      (1.25)        (.11)        -
         Total distributions                (1.29)        (.39)        (.17)
Total increase (decrease) in net
asset value                                  .99         (1.30)         1.40
Net asset value, ending                     $21.12        $20.13       $21.43

Total return*                               12.43%        (4.33%)      7.82%
Ratios to average net assets:
     Net investment income                  .32%          .65%         1.06%
     Total expenses+                        1.38%         N/A          N/A
     Net expenses                           1.36%         1.27%        1.13%
Portfolio turnover                          35%           94%          43%
Average commission rate paid                N/A           N/A          N/A
Net assets, ending (in thousands)           $90,951       $92,970      $85,042
Number of shares outstanding,
     ending (in thousands)                  4,307         4,620        3,968

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                   Periods Ended
                                            March 31,     Sept.30,     Sept. 30,
Class C Shares                              1998          1997         1996
Net asset value, beginning                  $26.37        $21.71       $20.66
Income from investment operations.
     Net investment income (loss)           (.01)         (.05)        (.16)
     Net realized and unrealized
gain (loss)                                  1.38         6.21         3.04
         Total from investment operations   1.37          6.16         2.88
Distributions from
     Net investment income                  -             (.01)        (.02)
     Net realized gain                      (3.36)        (1.49)       (1.81)
         Total distributions                (3.36)        (1.50)       (1.83)
Total increase (decrease) in net
 asset value                                (1.99)         4.66         1.05
Net asset value, ending                     $24.38        $26.37       $21.71

Total return*                               7.19%         29.84%       14.85%
Ratios to average net assets:
     Net investment income (loss)           (1.24%)(a)    (1.08%)      (1.42%)
     Total expenses+                        2.22%(a)      2.31%        2.86%
     Net expenses                           2.20%(a)      2.30%        2.85%
     Expenses reimbursed                    -             -            -
Portfolio turnover                          54%           93%          118%
Average commission rate paid                $.0527        $.0574       $.0556
Net assets, ending (in thousands)           $7,969        $6,249       $2,996
Number of shares outstanding,
     ending (in thousands)                  327           237          138

                                                  Years Ended
                                            September 30, September 30,
Class C Shares                              1995          1994^
Net asset value, beginning                  $19.98        $22.12
Income from investment operations.
     Net investment income                  (.03)         (.06)
     Net realized and unrealized
 gain (loss)                                2.05         (2.08)
         Total from investment operations   2.02         (2.14)
Distributions from
     Net investment income                  (.09)         -
     Net realized gain                      (1.25)        -
         Total distributions                (1.34)        -
Total increase (decrease) in net
 asset value                                 .68          (2.14)
Net asset value, ending                     $20.66        $19.98

Total return*                               11.16%        (9.14%)
Ratios to average net assets:
     Net investment income (loss)           (.84%)        (1.06%)(a)
     Total expenses+                        2.51%         N/A
     Net expenses                           2.50%         2.75%(a)
     Expenses reimbursed                    1.07%         4.60%(a)
Portfolio turnover                          35%           94%
Average commission rate paid                N/A           N/A
Net assets, ending (in thousands)           $1,802        $670
Number of shares outstanding,
     ending (in thousands)                  87            34






(a) Annualized
* Total return is not annualized for periods less than one year and does not reflect deduction of Class A front-end sales charge.
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^  From March 1, 1994 inception
N/A Disclosure not applicable to prior periods.